UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Dryden Municipal Bond Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2005

Date of reporting period:	1/31/2005

Item 1. Schedule of Investments [INSERT REPORT]

Dryden Municipal Bond Fund     Insured Series

Schedule of Investments as of January 31, 2005 (Unaudited)

Description (a)	Moody’s Rating (Unaudited)	Interest Rate		Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 98.4%

California 9.6%
California St., G.O.	Aaa	5.25%		2/01/27	$7,000		$7,544,320
Los Angeles Unif. Sch. Dist.
Cert. Part., Admin. Bldg.
Proj., Ser. B, C.O.P.	Aaa	5.00		10/01/31	6,525		6,729,689
San Diego Cnty. Wtr. Rev.,
C.O.P., F.G.I.C.	Aa3	9.369	(c)	4/26/06	5,800		6,278,500
San Joaquin Hills Trans.
Corridor Agcy. Toll Rd. Rev.,
C.A.B.S., Ser. A, M.B.I.A.	Aaa	Zero		1/15/36	10,000		2,078,300
San Jose Redev. Tax
Allocation, M.B.I.A.	Aaa	5.00		8/01/32	1,400		1,443,050
South Orange Cnty. Pub. Fin.,
Foothill Area Proj., Ser. C,
F.G.I.C.	Aaa	8.00		8/15/08	2,000		2,364,340
University Rev., Hosp., UCLA
Med. Ctr., Ser. A, A.M.B.A.C.	Aaa	5.25		5/15/30	3,000		3,201,060

							29,639,259

Colorado 4.2%
Colorado Dept. Trans. Rev.,
Trans. Rev. Antic Nts., Ser.
A, F.G.I.C.	Aaa	5.00		12/15/16	7,000		7,771,050
Denver City & Cnty. Arpt.
Rev., Ser. C, A.M.T., M.B.I.A.	Aaa	5.60		11/15/11	5,000		5,275,550

							13,046,600

District of Columbia 3.0%
Dist. of Columbia Rev.,
George Washington Univ., Ser. A	Aaa	5.125		9/15/31	2,000		2,080,560
Dist. of Columbia, G.O.,
Ser. A, E.T.M., M.B.I.A.	Aaa	6.50		6/01/10	2,905		3,400,971
Ser. A, M.B.I.A.	Aaa	6.50		6/01/10	3,095	(e)	3,608,120

							9,089,651

Florida 7.0%
Brevard Cnty. Hlth. Facs.
Auth., Holmes Reg. Med. Ctr.
Proj., M.B.I.A.	Aaa	5.60		10/01/10	6,000		6,340,860
Florida St. Corr.
Privatization Comn. Cert.
Partner, A.M.B.A.C., C.O.P.,
Ser. B	Aaa	5.00		8/01/15	2,125		2,342,430
Ser. B	Aaa	5.00		8/01/16	2,235		2,454,678
Indian River Cnty. Wtr. & Swr.
Rev., Ser. A, F.G.I.C.	Aaa	5.25		9/01/18	2,600		2,852,434
Orange Cnty. Tourist Dev. Tax
Rev.	Aaa	5.00		10/01/17	2,000		2,126,540

Dryden Municipal Bond Fund     Insured Series

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
Palm Beach Cnty. Pub. Impvt.
Rev., Convention Ctr. Proj.,
F.G.I.C.	Aaa	5.00	11/01/30	2,000	2,179,620
Polk Cnty. Sch. Dist. Sales
Tax Rev.,
F.S.A.	Aaa	5.25	10/01/17	1,580	1,780,170
F.S.A.	Aaa	5.25	10/01/18	1,325	1,488,267

					21,564,999

Georgia 3.2%
Atlanta Arpt. Facs. Rev., Ser. A,
A.M.B.A.C., E.T.M.	Aaa	6.50	1/01/10	2,000	2,325,660
Georgia Mun. Elec. Auth., Pwr.
Rev., Ser. B, M.B.I.A.	Aaa	6.20	1/01/10	3,495	3,997,441
Newnan Hosp. Auth. Rev.	Aaa	5.50	1/01/21	3,185	3,542,867

					9,865,968

Hawaii 2.9%
Hawaii Dept. Budget & Fin.,
Hawaiian Elec. Co. Projs.,
Ser. C, A.M.B.A.C., A.M.T.	Aaa	6.20	11/01/29	8,000	9,030,880

Idaho 0.2%
Idaho Hsg. & Fin. Assoc.,
Sngl. Fam. Mtge., Ser. E,
A.M.T.	Aaa	5.55	7/01/31	570	574,491

Illinois 9.3%
Chicago Midway Arpt. Rev.,
Ser. B, M.B.I.A., A.M.T.	Aaa	5.75	1/01/22	5,000	5,262,950
Chicago O’Hare Int’l. Arpt.
Pass. Facs. Chrg., Ser. A,
A.M.B.A.C.	Aaa	5.625	1/01/15	2,000	2,094,600
Chicago Proj. & Rfdg., G.O.,
F.G.I.C.	Aaa	5.25	1/01/28	2,000	2,140,700
Illinois St.,
G.O.	Aaa	5.625	4/01/15	3,250	3,624,075
G.O., F.S.A.	Aaa	5.25	4/01/22	2,500	2,747,650
Illinois St. Civic Ctr., Spec.
St. Oblig., F.S.A.	Aaa	5.50	12/15/15	2,710	3,042,707
McLean & Woodford Cntys.
Cmnty. Unif. Sch. Dist. No.
005, F.S.A., G.O.	Aaa	5.625	12/01/17	4,000	4,556,720
Metro. Pier & Exposition Auth.
Dedicated St. Tax Rev.,
C.A.B.S, McCormick, Ser. A	Aaa	Zero	12/15/34	10,000	2,255,500
C.A.B.S, McCormick, Ser. A	Aaa	Zero	6/15/37	7,500	1,497,150
Onterie Ctr. Hsg. Fin. Corp.,
Mtge. Rev., Ser. A, M.B.I.A.	Aaa	7.00	7/01/12	1,290	1,305,222

					28,527,274

Kansas 0.7%
Saline Cnty. Unif. Sch. Dist.,
G.O., F.S.A.	Aaa	5.50	9/01/17	2,000	2,257,140

Dryden Municipal Bond Fund     Insured Series

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana 0.4%
New Orleans Fin. Auth., Sngl.
Fam. Mtge., Ser. B-2, A.M.T.,
G.N.M.A./F.N.M.A.	Aaa	6.00	12/01/21	1,070	1,128,968

Maryland
Prince Georges Cnty. Hsg.,
Sngl. Fam. Mtge., Ser. A,
A.M.T., G.N.M.A./F.N.M.A.	AAA(b)	6.15	8/01/19	115	122,016

Massachusetts 2.6%
Boston Convention Ctr. Act of
1997, Spec. Oblig., Ser. A,
A.M.B.A.C.	Aaa	5.00	5/01/19	2,000	2,161,200
Massachusetts St., Cons. Ln.,
Ser. C, G.O.	Aaa	5.50	11/01/10	4,000	4,507,680
Massachusetts St. Spec. Oblig.
Rev., Cons. Ln., Ser. A	Aaa	5.50	6/01/21	1,000	1,175,910

					7,844,790

Michigan 3.4%
Detroit Wtr. Sup. Sys.,
Ser. B, M.B.I.A.	Aaa	5.25	7/01/32	5,500	5,889,565
Michigan Mun. Bond Auth. Rev.,
Clean Wtr., St. Revolving Fd.	Aaa	5.00	10/01/15	4,000	4,451,840

					10,341,405

Minnesota 3.9%
Becker Indpt. Sch. Dist. No.
726., F.S.A.,
Ser. A	Aaa	6.00	2/01/15	1,610	1,831,037
Ser. A	Aaa	6.00	2/01/16	1,750	1,990,257
Minneapolis & St. Paul Metro.
Arpts., F.G.I.C.,
Ser. A	Aaa	5.75	1/01/32	4,285	4,763,292
Ser. C	Aaa	5.50	1/01/19	3,000	3,343,500

					11,928,086

Missouri 1.1%
St. Louis Arpt. Rev., Arpt.
Dev. Proj., Ser. A, M.B.I.A.	Aaa	5.625	7/01/19	3,000	3,383,670

New Jersey 4.6%
Jersey City Swr. Auth.,
Rev., A.M.B.A.C.	Aaa	6.00	1/01/10	2,585	2,945,840
Rev., A.M.B.A.C.	Aaa	6.25	1/01/14	4,255	5,119,148
New Jersey Hsg. Auth., Port
Auth-Newark Marine Terminal,
M.B.I.A.	Aaa	5.00	1/01/34	5,000	5,219,100
New Jersey St. Tpke. Auth.,
Rev., Growth & Income Secs.,
Ser. B	Aaa	Zero	1/01/35	1,500	934,650

					14,218,738

Dryden Municipal Bond Fund     Insured Series

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value
New York 12.5%
Erie Cnty. Ind. Dev. Agcy.
Sch. Facs. Rev., City of
Buffalo Proj., F.S.A.	Aaa	5.75	5/01/21	2,750		3,152,490
Islip Res. Rec. Facs., Ser. B,
A.M.B.A.C., A.M.T.	Aaa	7.20	7/01/10	1,750		2,088,800
Metro. Trans. Auth., N.Y. Svc.
Contract, Rfdg., M.B.I.A.,
Ser. B	Aaa	5.50	7/01/19	5,000		5,637,650
Ser. B	Aaa	5.50	7/01/23	7,285		8,214,056
Nassau Cnty. Interim Fin.
Auth., Sales Tax Secured, Ser.
A, A.M.B.A.C.	Aaa	5.00	11/15/12	2,500		2,784,250
New York, N.Y.,
Prerfdg., Ser. G, G.O.,
M.B.I.A.	Aaa	5.75	2/01/14	985	(d)	1,033,787
Unrfdg., Ser. G, G.O.,
M.B.I.A.	Aaa	5.75	2/01/14	470		492,302
New York St. Dorm. Auth. Rev.,
Sch. Dist. Fin. Proj., Ser. A,
M.B.I.A.	Aaa	5.75	10/01/17	3,000		3,461,190
New York St. Engy. Res. & Dev.
Auth. Poll. Ctrl. Rev., Cent.
Hudson Gas & Elec., Ser. A,
A.M.T.	Aaa	3.00	12/01/28	2,000		1,986,200
New York St. Environ. Facs.
Poll. Ctrl. Rev.,
Ser. C	Aaa	5.70	7/15/12	25		26,258
Ser. C	Aaa	5.75	7/15/13	10		10,509
Ser. C	Aaa	5.80	7/15/14	35		36,813
Suffolk Cnty. Judicial Facs.,
John P. Cohalan Complex,
A.M.B.A.C.	Aaa	5.75	10/15/12	3,000		3,369,150
Tobacco Settlement Fin. Corp.,
Asset-Bkd., Ser. A-1	A2	5.50	6/01/14	3,000		3,276,990
Ser. C-1	A2	5.50	6/01/14	1,500		1,639,770
Ser. C-1	A2	5.50	6/01/15	1,000		1,098,520

						38,308,735

Ohio 1.7%
Bowling Green St. Univ.,
F.G.I.C.	Aaa	5.75	6/01/16	2,815		3,190,971
Ohio St. Wtr. Dev. Auth. Rev.,
Wtr. Dev., Fresh Wtr., Ser. A	Aa1	5.125	12/01/18	2,000		2,145,940

						5,336,911

Oklahoma 3.9%
Edmond Pub. Wks. Auth. Util.
Rev., A.M.B.A.C.	Aaa	5.625	7/01/24	4,440		4,899,318

Dryden Municipal Bond Fund     Insured Series

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
Norman Reg. Hosp. Auth., Rev.,
Ser. A, M.B.I.A.	Aaa	5.50	9/01/11	4,110	4,366,094
Oklahoma City Arpt. Trust, Jr.
Lien, Ser. 24, A.M.B.A.C.,
A.M.T.	Aaa	5.75	2/01/18	2,620	2,740,153

					12,005,565

Pennsylvania 1.9%
Pennsylvania St. Ind. Dev.
Auth. Rev., Econ. Dev.	Aaa	5.50	7/01/17	5,000	5,672,750

Puerto Rico 2.3%
Puerto Rico Comnwlth. Hwy. & Transit Auth. Trans. Rev.,
Ser. I, F.G.I.C.	Aaa	5.00	7/01/25	3,000	3,226,050
Ser. I, F.G.I.C.	Aaa	5.00	7/01/26	3,465	3,709,248

					6,935,298

South Carolina 2.1%
Lexington Wtr. & Swr., Rev.,
Ser. A, M.B.I.A.	Aaa	5.75	4/01/20	4,180	4,698,947
Univ. of South Carolina, Rev.,
Ser. A, F.G.I.C.	Aaa	5.75	6/01/30	1,615	1,797,786

					6,496,733

Texas 7.2%
Corpus Christi Util. Sys.
Rev., F.S.A.,
Ser. A	Aaa	6.00	7/15/19	3,255	3,735,959
Ser. A	Aaa	6.00	7/15/20	3,450	3,959,772
Houston Arpt. Sys. Rev.,
E.T.M.	Aaa	7.20	7/01/13	3,095	3,641,732
Houston Texas, Rfdg., Pub.
Impvt., Ser. A, G.O., M.B.I.A.	Aaa	5.375	3/01/15	5,000	5,671,050
Mission Cons. Indpt. Sch.
Dist., G.O., P.S.F.G.	Aaa	5.75	2/15/19	1,360	1,513,490
Northwest Indpt. Sch. Dist.,
P.S.F.G.,
Sch. Bldg. & Rfdg., G.O.	Aaa	5.50	8/15/17	1,080	1,222,916
Sch. Bldg. & Rfdg., G.O.	Aaa	5.50	8/15/18	1,000	1,132,330
Van Alstyne Indpt. Sch. Dist.
Rfdg., G.O., P.S.F.G.	Aaa	5.95	8/15/29	1,105	1,191,687

					22,068,936

Vermont 0.7%
Vermont Hsg. Fin. Agcy., Sngl.
Fam. Mtge., Ser. 13A, A.M.T.,
F.S.A.	Aaa	5.45	5/01/26	2,075	2,103,863

Washington 8.0%
Clark Cnty. Sch. Dist. No.
114, G.O., F.S.A.	Aaa	5.25	12/01/18	3,800	4,208,500

Dryden Municipal Bond Fund     Insured Series

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)		Value
Cowlitz Cnty. Sch. Dist. No.
122 Longview, F.S.A., G.O.	Aaa	5.50	12/01/19		1,725		1,946,387
Grant Cnty. Pub. Util. Dist.
No. 002 Wanapum Hydro Elec.
Rev., Ser. A	Aaa	5.00	1/01/29		1,000		1,044,490
King Cnty. Sch. Dist. No 411,
G.O., F.S.A.	Aaa	6.25	12/01/15		1,900		2,202,157
Ocean Shores, G.O., F.G.I.C.	Aaa	5.50	12/01/20		1,570		1,766,062
Port Seattle Rev.,
Prerfdg., Ser. A	Aaa	5.375	6/01/13		595	(d)	652,227
Unrfdg., Ser. A, F.G.I.C.	Aaa	5.375	6/01/13		1,405		1,524,762
Skagit Cnty. Cons. Sch. Dist.
No. 320 Mount Vernon, G.O.,
M.B.I.A.	Aaa	5.50	12/01/18		2,000		2,256,680
Snohomish Cnty., Ltd. Tax,
G.O., M.B.I.A.	Aaa	5.375	12/01/19		2,000		2,233,780
Washington St. Hsg. Fin.
Comn., Sngl. Fam. Pg., Ser.
2A, A.M.T., G.N.M.A./F.N.M.A.	Aaa	5.375	12/01/18		2,505		2,607,404
Washington St. Pub. Pwr.
Supply, M.B.I.A.	Aaa	5.75	7/01/10		4,000		4,259,880

							24,702,329

West Virginia 1.1%
Clarksburg Wtr. Rev., F.G.I.C.	Aaa	5.25	9/01/19		2,000		2,217,960
West Virginia St. Wtr. Dev.
Auth., Ser. B, A.M.B.A.C.,
A.M.T.	Aaa	5.875	7/01/20		1,015		1,132,862

							3,350,822

Wisconsin 0.9%
Manitowoc Elec. Rev., Pwr.
Sys., F.G.I.C.	Aaa	5.25	10/01/34		2,500		2,664,450

Total long-term investments (cost $282,619,486)							302,210,327

SHORT-TERM INVESTMENTS 1.1%

California
California Hsg. Fin. Agcy.
Home Mtge., Rev., Ser. F,
F.R.D.D.	VMIG1	1.90	2/01/05	(f)	20		20,000

Illinois 0.4%
Illinois Mun. Secs. Trust
Cert., Ser. 2000-93, Class A,
A.M.B.A.C., F.R.D.D.	A-1(b)	1.97	2/01/05	(f)	1,400		1,400,000

New Jersey 0.1%
New Jersey Econ. Dev. Auth.
Wtr. Facs. Rev., United Wtr.
Proj., Ser. C, A.M.B.A.C.,
F.R.D.D., A.M.T.	VMIG1	2.02	2/01/05	(f)	300		300,000

Dryden Municipal Bond Fund     Insured Series

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date		Principal Amount (000)	Value
Texas 0.6%
Dallas-Fort Worth Reg. Arpt.
Rev., Mun. Secs. Trust Rcpts.,
SGA 49, F.R.D.D., M.B.I.A.,
A.M.T.	A-1+(b)	1.97	2/01/05	(f)	1,755	1,755,000

Total short-term investments (cost $3,475,000)						3,475,000

Total Investments 99.5% (cost $286,094,486(h))						305,685,327
Variation margin on open futures contracts, net (g)						(1,187)
Other assets in excess of liabilities 0.5%						1,595,322

Net Assets 100.0%						$307,279,462

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note(f).

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

P.S.F.G.—Public School Fund Guaranty.

(b)	Standard & Poor’s rating.

(c)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at period end.

(d)	Pre-refunded issues are secured by escrowed cash or direct U.S. government guaranteed obligations.

(e)	All or partial amount segregated as initial margin on financial futures contracts.

(f)	The maturity date, shown is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings

(g)	Open futures contracts as of January 31, 2005 were as follows:

Number of Contracts	Type	Expiration Date	Value at January 31, 2005	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Position:
80	U.S. Treasury 10 Yr. Notes	Mar. 05	$8,981,250	$8,951,532	$29,718
	Short Position:
13	U.S. Treasury Bonds	Mar. 05	1,492,969	1,485,641	(7,328)

					$22,390

(h)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of January 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$286,094,486	$19,663,702	$72,861	$19,590,841

The difference between book basis and tax basis was attributable to deferred losses on wash sales and the differences in the treatment of discount amortization for book and tax purposes.

Dryden Municipal Bond Fund     High Income Series

Schedule of Investments as of January 31, 2005 (Unaudited)

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 96.2%

Alabama 0.5%
Butler Ind. Dev. Brd. Solid
Wste. Disp. Rev., GA-Pacific
Corp. Proj., A.M.T.	BB+(b)	5.75%	9/01/28	$1,000	$1,011,840
Camden Ind. Dev. Brd. Facs.
Rev., Rfdg. Weyerhaeuser,
Ser. A	BBB(b)	6.125	12/01/24	1,000	1,083,550
Ser. B, A.M.T.	BBB(b)	6.375	12/01/24	1,000	1,086,350

					3,181,740

Alaska 0.5%
Northern Tobacco Secur. Corp.,
Asset Bkd. Bonds	Baa3	6.50	6/01/31	3,500	3,502,695

Arizona 1.1%
Coconino Cnty. Poll. Ctrl.
Corp. Rev. Tuscon Elec. Pwr.,
Navajo,
Ser. A, A.M.T.	Ba3	7.125	10/01/32	5,000	5,265,250
Ser. B	Ba3	7.00	10/01/32	1,700	1,775,514

					7,040,764

California 12.2%
Antelope Valley California
Hlthcare. Dis. Rfdg., Ser. A,
F.S.A.	Aaa	5.20	1/01/17	1,005	1,082,656
California St., G.O., M.B.I.A.	Aaa	5.25	2/01/27	4,905	5,286,413
California St. Pub. Wks. Brd.
Lease Rev.,
Dept. Mental Hlth., Coalinga,
Ser. A	Baa1	5.50	6/01/19	2,000	2,246,560
Dept. Mental Hlth., Coalinga,
Ser. A	Baa1	5.50	6/01/20	2,000	2,243,240
Dept. Mental Hlth., Coalinga,
Ser. A	Baa1	5.50	6/01/22	2,000	2,225,060
California Statewide Cmntys.
Dev. Auth. Rev., Kaiser
Permanente, Ser. G	A(b)	2.30	4/01/34	3,400	3,359,982
Capistrano Uni. Sch. Dist.
Cmnty. Facs., Talega	NR	6.00	9/01/33	1,000	1,033,790
Central California Joint Pwr.
Hlth. Fin. Auth., Cmnty.
Hosps. of Central California,
C.O.P.	Baa2	6.00	2/01/30	2,550	2,660,721
Foothill/Eastern Trans.
Corridor Agcy. Toll Rd. Rev.,
C.A.B.S.	Baa3	Zero	1/15/28	6,700	5,519,728
Golden St. Securitization
Corp. Tobacco Settlement Rev.,
Asset Bkd., Ser. B	Baa1	5.75	6/01/23	3,940	4,188,338
Asset Bkd., Ser. B	Baa1	5.50	6/01/43	3,500	3,740,765

Dryden Municipal Bond Fund     High Income Series

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value
La Quinta Fin. Auth. Local
Agcy. Rev., Ser. A, A.M.B.A.C.	Aaa	5.25	9/01/24	3,500		3,830,715
Lincoln Impvt. Bond Act 1915,
Pub. Fin. Auth., Twelve
Bridges	NR	6.20	9/02/25	3,565		3,780,575
Los Angeles Cmnty. Redev.
Agcy. Cmnty. Redev. Fin. Auth.
Rev., Bunker Hill Proj., Ser.
A, F.S.A.	Aaa	5.00	12/01/22	2,500		2,688,825
Los Angeles Wtr. & Pwr. Rev.
Pwr. Sys.,
Ser. A, F.G.I.C.	Aaa	5.125	7/01/40	3,660		3,816,831
Ser. B, F.S.A.	Aaa	5.125	7/01/15	1,000		1,111,390
Ser. B, F.S.A.	Aaa	5.125	7/01/16	1,000		1,108,080
Ser. B, F.S.A.	Aaa	5.125	7/01/17	2,100		2,318,526
Ser. B, F.S.A.	Aaa	5.125	7/01/18	1,555		1,713,097
Murrieta Cmnty. Facs. Dist.
Spl. Tax, No. 2, The Oaks
Impt. Area, Ser. A	NR	5.90	9/01/27	1,000		1,045,340
Orange Cnty. Cmnty. Loc.
Trans. Auth., Reg. Linked,
S.A.V.R.S., R.I.B.S.	Aa2	6.20	2/14/11	7,000		8,126,370
Perris California Cmnty. Facs.
Dist., Spec. Tax, No. 01-2,
Ser. A	NR	6.25	9/01/23	3,000		3,109,170
Rancho Cordova Cmnty. Facs.
Dist.,
Spec. Tax No. 2003-1, Sunridge
Anatolia	NR	6.00	9/01/33	1,000		1,024,240
Spec. Tax No. 2003-1, Sunridge
Anatolia	NR	6.10	9/01/37	2,000		2,052,420
Roseville Joint Union H.S.
Dist., Ser. B, F.G.I.C.	Aaa	Zero	8/01/11	1,440		1,149,466
Saugus Uni. Sch. Dist. Cmnty.
Facs.	NR	6.00	9/01/33	1,800		1,860,822
University Revs.,
Hosp. UCLA Med. Ctr., Ser. A,
A.M.B.A.C.	Aaa	5.50	5/15/23	1,330		1,496,263
Res. Facs., Ser. E, A.M.B.A.C.	Aaa	5.00	9/01/18	2,115		2,295,579
Vallejo, Touro Univ., C.O.P.	Ba2	7.375	6/01/29	3,500		3,720,535

						79,835,497

Colorado 2.2%
Black Hawk Bus. Impvt. Dist.	NR	7.75	12/01/19	5,285	(d)	6,479,886
Colorado Springs Hosp. Rev.	A3	6.375	12/15/30	1,240	(d)	1,461,960
Colorado Springs Hosp. Rev.,
Unrfdg.	A3	6.375	12/15/30	1,260		1,369,960
Denver Urban Ren. Auth. Tax,
Inc., Rev.	NR	7.75	9/01/16	3,895		4,095,086
Lake Creek Affordable Hsg.
Corp. Multi-Fam. Rev., Ser. B	NR	7.00	12/01/23	960		873,293

						14,280,185

Dryden Municipal Bond Fund     High Income Series

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value
Connecticut 0.9%
Connecticut St., 1060 R, G.O.,
R.I.T.E.S.	AAA(b)	5.00	11/15/09	5,000	(g)	5,851,000

District of Columbia 0.5%
District of Columbia Rev.,
Univ., George Washington
Univ., Ser. A, M.B.I.A.	Aaa	5.125	9/15/31	3,000		3,120,840

Florida 4.6%
Arbor Greene Cmnty. Dev.
Dist., Spec. Assmt. Rev.	NR	6.50	5/01/07	50		50,843
Broward Cnty. Res. Recov.
Rev., Rfdg. Wheelabrator, Ser. A	A3	5.50	12/01/08	4,000		4,354,400
Escambia Cnty. Hlth. Fac.
Rev., Hlthcare. Fac.,
A.M.B.A.C.	Aaa	5.95	7/01/20	500		507,515
Florida Hsg. Fin. Corp. Rev.,
Westchase Apts., Ser. B,
A.M.T.	NR	6.61	7/01/38	3,870		3,400,105
Florida St. Corr.
Privatization Cmnty. Cert.
Partner,
Ser. A, A.M.B.A.C.	Aaa	5.00	8/01/17	1,660		1,813,450
Ser. B, C.O.P., A.M.B.A.C.	Aaa	5.00	8/01/14	2,020		2,241,897
Hillsborough Cnty. Ind. Dev.
Auth. Rev., Lakeshore Villas
Proj., Ser. A	NR	6.75	7/01/29	4,000		3,643,160
Miami Beach Hlth. Facs. Auth.
Hosp. Rev., Mount Sinai Med.
Ctr., Ser. A	Ba2	6.70	11/15/19	1,000		1,065,380
North Springs Impvt. Dist.
Wtr. Mgmt., Ser. B	NR	8.30	5/01/24	1,550		1,583,991
Oakstead Cmnty. Dev. Dist.,
Cap. Impvt., Ser. B	NR	6.50	5/01/07	85		85,677
Orlando Util. Cmnty. Wtr. &
Elec. Rev., Ser. D, E.T.M.	Aa1	6.75	10/01/17	2,000		2,506,700
Palm Beach Cnty. Pub. Impvt.
Rev., Convention Ctr. Proj.,
F.G.I.C.	Aaa	5.00	11/01/30	3,500		3,814,335
Reunion West Cmnty. Dev. Dist.
Spec. Assmt.	NR	6.25	5/01/36	1,500		1,552,545
Stoneybrook West Cmnty. Dev.
Dist. Spec. Assmt. Rev., Ser. B	NR	6.45	5/01/10	525		535,726
Volusia Cnty. Sch. Brd. Sales
Tax Rev., F.S.A.	Aaa	5.00	10/01/10	2,500		2,762,800

						29,918,524

Dryden Municipal Bond Fund     High Income Series

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value
Georgia 0.5%
Atlanta Arpt. Facs. Rev.,
Rfdg., A.M.T., C.A.B.S.,
M.B.I.A.	Aaa	Zero	1/01/10	1,325		1,035,037
Fulton Cnty. Residential Care
Facs., Canterbury Court Proj.,
Ser. A	NR	6.125	2/15/34	1,200		1,199,316
Henry Cnty. Wtr. & Swr. Auth.
Rev., A.M.B.A.C.	Aaa	6.15	2/01/20	1,000		1,244,880

						3,479,233

Hawaii 0.3%
Hawaii St., Ser. DD, G.O.,
M.B.I.A.	Aaa	5.25	5/01/24	2,000		2,202,960

Illinois 8.6%
Alton Illinois Hosp. Fac.
Rev.,	BB+(b)	6.00	9/01/10	2,000		1,993,320
St. Anthony’s Hlth. Ctr.	BB+(b)	6.00	9/01/14	1,765		1,739,672
Cary Illinois Spec. Tax Spec.
Svcs.,
Area No. 1, Cambridge, Ser. A	NR	7.625	3/01/30	3,855		4,180,131
Area No. 2, Foxford Hill	NR	7.50	3/01/30	4,857		5,229,338
Chicago Illinios Proj. &
Rfdg., F.G.I.C.	Aaa	5.25	1/01/28	4,375		4,682,781
Gilberts Illinois Spec. Svcs.
Area No. 9, Spec. Tax, Big
Timber Proj.	NR	7.75	3/01/27	5,000		5,511,250
Illinois Dev. Fin. Auth. Solid
Wste. Disp. Rev.,, Wste.
Mgmt., Inc. Prog., A.M.T.	Baa3	5.05	1/01/10	4,000		4,211,200
Illinois Edl. Facs. Auth.
Student Hsg. Rev., Edl.
Advnmt. Fdg. Univ. Ctr. Proj.	Baa2	6.25	5/01/30	2,000		2,136,460
Illinois Fin. Auth. Rev.,
Northwestern Mem. Hosp., Ser. A	Aa2	5.25	8/15/34	5,000		5,276,250
Illinois Hlth. Facs. Auth.
Rev., Lake Forest Hosp., Ser. A	A3	6.25	7/01/22	4,200		4,681,362
Kane & De Kalb Cntys. Sch.
Dist., No. 301, A.M.B.A.C.,
C.A.B.S.	Aaa	Zero	12/01/11	3,360		2,637,802
McLean & Woodford Cntys.
Cmnty. Unit Sch. Dist. No.
005, G.O., F.S.A.	Aaa	5.625	12/01/17	4,535		5,166,181
Metro. Pier & Expo. Auth.
Dedicated St. Tax Rev.,
McCormick Place Expansion,
Ser. A, C.A.B.S., M.B.I.A.	Aaa	Zero	12/15/34	5,000		1,127,750
Ser. A, M.B.I.A.	Aaa	5.25	6/15/42	6,000		6,390,300
Robbins Illinois Res. Recov.
Rev. Restruct. Proj.,
Ser. A, A.M.T.	NR	Zero	10/15/16	5,031	(c)(e)	503
Ser. B, A.M.T.	NR	Zero	10/15/16	1,969	(c)	197
Round Lake Rev.	NR	6.70	3/01/33	1,000		1,041,190

						56,005,687

Dryden Municipal Bond Fund     High Income Series

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value
Indiana 0.5%
Indiana Hlth. Fac. Fin. Auth.
Hosp. Rev., Cmnty. Foundation
Northwest Ind., Ser. A	BBB-(b)	6.00	3/01/34	3,000		3,095,190

Iowa 3.0%
City of Cedar Rapids Rev.
First Mtge.,
Cottage Grove Place Proj.	AAA(b)	9.00	7/01/18	4,435	(d)	4,648,856
Cottage Grove Place Proj.	AAA(b)	9.00	7/01/25	8,780	(d)	9,199,157
Iowa St. Fin. Auth. Hlthcare.,
Facs. Rev., Mercy Hlth.
Initiatives Proj.	NR	9.25	7/01/25	4,840		5,871,017

						19,719,030

Louisiana 1.3%
Calcasieu Parish Inc., Ind.
Dev. Brd. Rev., Rfdg. Olin
Corp. Proj.	Baa3	6.625	2/01/16	3,500		3,739,785
West Feliciana Parish Poll.
Ctrl. Rev., Gulf St. Util.	Ba1	7.70	12/01/14	5,000		5,138,750

						8,878,535

Maine 0.7%
Maine Hlth. & Higher Edl.
Facs. Auth. Rev. Piper Shores,
Ser. A	NR	7.50	1/01/19	1,000		1,157,870
Ser. A	NR	7.55	1/01/29	3,000		3,479,100

						4,636,970

Maryland 2.0%
Anne Arundel Cnty. Spec.
Oblig., Arundel Mills Proj.	AAA(b)	7.10	7/01/29	3,000	(d)	3,581,520
Maryland St. Hlth. & Higher
Edl. Facs. Auth. Rev.	A3	6.75	7/01/30	5,000		5,641,300
Northeast Wste. Disp. Auth.
Rev.,
Sludge Corp. Facs.	NR	7.25	7/01/07	1,527		1,616,543
Sludge Corp. Facs., A.M.T.	NR	8.50	7/01/07	2,070	(e)	2,253,071

						13,092,434

Massachusetts 2.9%
Massachusetts St., Cons. Ln.,
G.O., Ser. C	Aa2	5.25	11/01/30	1,495	(d)	1,675,790
Massachusetts St. Coll. Bldg.,
Proj. & Rfdg. Bonds, Ser. A	Aa2	7.50	5/01/14	1,750		2,244,795
Massachusetts St. Dev. Fin.
Agcy. Rev., Hlthcare. Fac.,
Alliance, Ser. A	NR	7.10	7/01/32	4,055		3,982,659

Dryden Municipal Bond Fund     High Income Series

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate		Maturity Date	Principal Amount (000)	Value
Massachusetts St. Hlth. & Edl.
Facs. Auth. Rev. Caritas
Christi Oblig. Group,
Rfdg., Ser. A	Baa3	5.75		7/01/28	2,000	2,029,900
Rfdg., Ser. B	Baa3	6.75		7/01/16	3,595	4,042,470
Massachusetts St. Wtr. Poll.
Abatement Trust, Pool Proj.,
Ser. 9	Aaa	5.25		8/01/33	2,500	2,678,650
Nantucket,
G.O., M.B.I.A.	Aaa	3.375		10/01/15	1,205	1,179,442
G.O., M.B.I.A.	Aaa	3.50		10/01/16	1,200	1,180,740

						19,014,446

Michigan 0.5%
Kalamazoo Michigan Hosp. Fin.
Auth. Hosp. Fac. Rev., E.T.M.,
F.G.I.C.	Aaa	5.244	(f)	6/01/11	2,000	2,087,680
Michigan St. Hosp. Fin. Auth.
Rev., Ascension Hlth. Sub
Credit, Ser. A	Aa3	5.00		11/01/12	1,250	1,365,250

						3,452,930

Minnesota 0.4%
St. Paul Hsg. & Redev. Auth.
Hosp. Rev., Hltheast Proj.,
Ser. A	Ba1	6.625		11/01/17	2,385	2,404,128

Nevada 3.4%
Clark Cnty. Impvt. Dist.,
No. 121, Southern Highlands
Area	NR	7.50		12/01/19	4,735	5,181,226
Spec. Impvt. Dist. No. 142,
Loc. Impvt.	NR	6.10		8/01/18	2,000	2,066,160
Clark Cnty. Ind. Dev. Rev.,
Nevada Pwr. Co. Proj., Ser. A,
A.M.T.	B-(b)	5.60		10/01/30	2,500	2,380,000
Rfdg., Nevada Pwr. Co. Proj.,
Ser. C	B-(b)	5.50		10/01/30	4,500	4,376,070
Director St. Nevada Dept. Bus.
& Ind.,
Las Ventanas Ret., Proj. A	NR	7.00		11/15/34	1,500	1,484,775
Las Ventanas Ret., Proj. B	NR	6.75		11/15/23	1,315	1,305,427
North Las Vegas Local Impvt.,
Spec. Impvt. Dist. No. 60
Aliante	NR	5.60		12/01/12	1,525	1,573,343
Spec. Impvt. Dist. No. 60
Aliante	NR	6.40		12/01/22	1,250	1,273,500
Washoe Cnty. Wtr. Fac. Rev.,
Sierra Pac. Pwr. Co., A.M.T.	Ba2	5.00		3/01/36	2,500	2,547,900

						22,188,401

Dryden Municipal Bond Fund     High Income Series

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value
New Jersey 9.1%
Camden Cnty. Auth. Rev.,
Hlthcare. Redev. Cooper Proj.	Baa3	6.00	2/15/27	2,250		2,332,643
New Jersey Econ. Dev. Auth.
Rev.,
Cigarette Tax	Baa2	5.625	6/15/19	1,250		1,331,712
Cigarette Tax	Baa2	5.75	6/15/34	750		791,055
Kapkowski Rd., Ser. A	Aaa	6.375	4/01/31	7,000	(d)	8,593,130
Kapkowski Rd., Ser. A,
C.A.B.S., E.T.M.	Baa3	Zero	4/01/12	1,115		870,748
Rfdg. First Mtge. Franciscan
Oaks Proj.	NR	5.70	10/01/17	165		163,271
Spec. Facs. Rev., Continental
Airlines, Inc. Proj., A.M.T.	Caa2	6.25	9/15/19	605		505,484
Spec. Facs. Rev., Continental
Airlines, Inc. Proj., A.M.T.	Caa2	6.25	9/15/29	8,000		6,364,560
Spec. Facs. Rev., Continental
Airlines, Inc. Proj., A.M.T.	Caa2	7.20	11/15/30	2,000		1,774,820
New Jersey Hlthcare. Facs.
Fin. Auth. Rev.,
Cherry Hill Proj.	NR	8.00	7/01/27	5,000	(e)	5,146,700
Raritan Bay Med. Ctr.	NR	7.25	7/01/27	4,000		4,199,200
St. Peters Univ. Hosp., Ser. A	Baa1	6.875	7/01/30	2,250		2,504,250
New Jersey St. Edl. Facs.
Auth. Rev., Felician Coll. of
Lodi, Ser. D	NR	7.375	11/01/22	3,615		3,651,728
New Jersey St. Tpke. Auth.
Tpke. Rev., Growth & Income,
Secs., Ser. B, A.M.B.A.C.	Aaa	Zero	1/01/35	4,000		2,492,400
Newark Hsg. Auth., Newark
Marine Terminal, M.B.I.A.	Aaa	5.00	1/01/34	4,705		4,911,173
Tobacco Settlement Fin. Corp.,
Asset Bkd.	Baa3	6.75	6/01/39	2,000		2,032,820
Asset Bkd.	Baa3	6.125	6/01/42	5,000		4,757,600
Asset Bkd.	Baa3	6.25	6/01/43	7,250		7,024,162

						59,447,456

New Mexico 0.7%
New Mexico Mtge. Fin. Auth.
Sngl. Fam. Mtge.,
Ser. A, A.M.T., G.N.M.A.,
F.N.M.A., F.H.L.M.C.	AAA(b)	3.50	7/01/36	2,000		2,139,920
Ser. E, A.M.T., G.N.M.A.,
F.N.M.A., F.H.L.M.C.	AAA(b)	3.50	7/01/35	2,500		2,681,275

						4,821,195

New York 8.0%
Brookhaven New York Ind. Dev.
Agcy. Civic Facs. Rev., Mem.
Hosp. Med. Ctr., Inc., Ser. A	NR	8.25	11/15/30	2,000	(e)	2,150,980
Metro. Trans. Auth. Rev., Ser.
A, A.M.B.A.C.	Aaa	5.50	11/15/18	4,045		4,583,309

Dryden Municipal Bond Fund     High Income Series

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value
Metro. Trans. Auth. Svc.
Contract, Ser. B, M.B.I.A.	Aaa	5.50	7/01/19	3,050		3,438,966
New York City Transitional
Fin. Auth. Rev., Future Tax
Sec’d.,
Ser. C	Aa2	5.50	2/15/16	2,500		2,793,000
Ser. C	Aa2	5.50	11/01/20	9,000		9,973,440
New York St. Engy. Res. & Dev.
Auth. Poll. Ctrl. Rev., Cent.
Hudson Gas & Elec., Ser. A,
A.M.T., A.M.B.A.C.	Aaa	3.00	12/01/28	3,300		3,277,230
New York St. Environ. Facs.
Rev. Corp., Revolving Funds,
Ser. B	Aaa	5.00	6/15/27	780		817,159
New York, NY, Ser. G, G.O.	A2	5.00	12/01/25	1,000		1,050,680
Suffolk Cnty. Ind. Dev. Agcy.
Civic Facs. Rev., South
Hampton Hosp. Assoc., Ser. B	NR	7.625	1/01/30	4,945		5,025,010
Tobacco Settlement Fin. Corp.,
Asset Bkd., Ser. A-1	A2	5.50	6/01/14	8,000		8,738,640
Asset Bkd., Ser. C-1	A2	5.50	6/01/14	3,500		3,826,130
Asset Bkd., Ser. C-1	A2	5.50	6/01/15	6,000		6,591,120

						52,265,664

North Carolina 0.3%
North Carolina Mun. Pwr. Agcy.
Pwr. Sys. Rev., Rfdg., Ser. D	Baa2	5.125	1/01/26	2,000		2,046,280

North Dakota 0.7%
Ward Cnty. Hlthcare. Facs.
Rev., Rfdg. Trinity Oblig.,
Group A	BBB+(b)	6.25	7/01/26	2,110		2,229,215
Group B	BBB+(b)	6.25	7/01/21	2,000		2,110,400

						4,339,615

Ohio 0.7%
Cuyahoga Cnty. Hosp. Facs.
Rev., Canton, Inc. Proj.	Baa2	7.50	1/01/30	3,000		3,393,870
Ohio St. Solid Wste. Rev.,
CSC Ltd. Proj., A.M.T.	NR	Zero	8/01/22	7,000	(c)(e)	0
Rep. Eng. Steels, Inc., A.M.T.	NR	Zero	6/01/21	2,250	(c)(e)	225
Richland Cnty. Hosp. Facs.
Rev., Rfdg. Medcentral Hlth.
Sys., Ser. A	A-(b)	6.125	11/15/16	1,000		1,097,750

						4,491,845

Pennsylvania 3.5%
Allegheny Cnty. Hosp. Dev.
Auth. Rev. Hlth. Sys.,
Ser. B	B1	9.25	11/15/15	1,000		1,161,410
Ser. B	B1	9.25	11/15/22	1,825		2,119,573
Allentown Area Hosp. Auth.
Rev., Sacred Heart Hosp. of
Allentown, Ser. B	Baa3	6.75	11/15/15	2,900		2,932,857

Dryden Municipal Bond Fund     High Income Series

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value
Cumberland Cnty. Mun. Auth.
Ret. Cmnty. Rev., Wesley
Affiliated Svcs., Ser. A	NR	7.25	1/01/35	4,000		4,186,800
Lancaster Cnty. Hosp. Auth.
Rev., Gen. Hosp. Proj.	A-(b)	5.50	3/15/26	780		809,102
Langhorne Manor Boro. Higher
Ed. & Hlth. Auth. Rev., Hosp.
Lower Bucks Hosp.	B2	7.35	7/01/22	5,650		5,619,886
Philadelphia Hosps. & Higher
Ed. Facs. Auth. Rev.,
Grad. Hlth. Sys.	Ca	Zero	7/01/05	1,651	(c)(e)	16
Grad. Hlth. Sys.	Ca	Zero	7/01/18	2,269	(c)(e)	23
Grad. Hlth. Sys., Ser. A	Ca	Zero	7/01/13	2,015	(c)(e)	20
Somerset Cnty. Hosp. Auth.
Rev.,
Hlthcare. First Mtge.	NR	4.20	6/01/09	1,235	(c)(e)	812,087
Hlthcare. First Mtge.	NR	4.25	6/01/24	8,805	(c)(e)	5,597,514

						23,239,288

South Carolina 0.9%
South Carolina Jobs Econ. Dev.
Auth. Hosp. Facs. Rev., Rfdg.
& Palmetto Hlth., Ser. C	Baa2	6.875	8/01/27	5,000		5,612,600

South Dakota 0.7%
South Dakota Econ. Dev. Fin.
Auth., Dakota Park, A.M.T.	NR	10.25	1/01/19	4,220	(e)	4,343,730

Tennessee 6.2%
Bradley Cnty. Ind. Dev. Brd.,
Rfdg. Olin Corp. Proj., Ser. C	Baa3	6.625	11/01/17	2,000		2,160,460
Johnson City Hlth. & Edl.
Facs. Brd. Hosp. Rev., Rfdg.
First Mtge., Ser. A, M.B.I.A.	Aaa	6.75	7/01/17	2,000		2,511,620
Memphis Ctr. City Rev., Fin.
Corp., Ser. B	NR	6.50	9/01/28	26,000		26,295,880
Rutherford Cnty. Hlth. & Edl.
Facs. Brd., First Mtge. Rev.	NR	9.50	12/01/19	5,100		5,208,069
Shelby Cnty. Hlth. Edl. & Hsg.
Fac. Brd. Hosp. Rev.,
Methodist Hlthcare.	A3	6.50	9/01/26	2,195	(d)	2,650,814
Methodist Hlthcare., E.T.M.	A3	6.50	9/01/26	1,305		1,577,262

						40,404,105

Texas 9.1%
Alliance Arpt. Auth., Inc.
Spec. Facs. Rev., American
Airlines, Inc. Proj., A.M.T.	Caa2	7.50	12/01/29	6,000		4,350,240
Austin Hsg. Fin. Corp.
Multi-Fam. Hsg. Rev., Stony
Creek, Ser. A	Ba2	7.75	11/01/29	9,315		9,122,832

Dryden Municipal Bond Fund     High Income Series

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value
Brazos River Auth. Poll. Ctrl.
Rev., TXU Energy Co. LLC
Proj.,
Ser. C, A.M.T.	Baa2	6.75	10/01/38	1,255		1,373,346
Ser. D	Baa2	5.40	10/01/29	1,000		1,065,820
Dallas-Fort Worth Int’l. Arpt.
Fac. Impvt. Corp. Rev.,
American Airlines, Inc.	Caa2	6.00	11/01/14	1,050		802,368
American Airlines, Inc.	Caa2	6.375	5/01/35	2,000		1,262,700
American Airlines, Ser. C	Caa2	6.15	5/01/29	3,950		3,627,443
Decatur Hosp. Auth. Rev., Wise
Reg. Hlth. Sys., Ser. A	Ba2	7.125	9/01/34	4,000		4,182,920
Harris Cnty., Toll Rd., Sr.
Lien, Ser. B-1, F.G.I.C.	Aaa	5.00	8/15/16	2,500		2,761,300
Houston Arpt. Sys. Rev., Spec.
Facs., Continental Airlines,
Ser. E, A.M.T.	Caa2	6.75	7/01/29	1,000		834,290
Houston Hlth. Facs. Dev. Corp.
Ret. Fac. Rev., Buckingham Sr.
Living Cmnty., Ser. A	NR	7.125	2/15/34	1,250		1,320,263
Houston Util. Sys. Rev., Ref.,
Comb., First Lien, Ser. A,
F.S.A.	Aaa	5.25	5/15/21	7,000		7,741,580
Katy Texas Dev. Auth. Rev.,
Tax Increment Contract, Ser. B	NR	6.00	6/01/18	4,000		4,206,240
Lower Colo River Auth., Rfdg.,
Trans. Svcs. Corp. Proj., Ser.
C	Aaa	5.25	5/15/24	4,515		4,948,214
Matagorda Cnty. Nav. Dist. No.
1 Rev., Coll. Centerpoint
Engy. Proj.	Baa2	5.60	3/01/27	2,000		2,071,920
North Central Texas Hlth. Fac.
Dev. Corp. Rev., Ret. Fac. Sr.
Hsg., Ser. A	NR	7.50	11/15/29	5,000		5,329,450
Sabine River Auth. Poll. Ctl.
Rev., TXU Energy Co. LLC
Proj., Ser. B	Baa2	6.15	8/01/22	1,000		1,113,040
San Antonio Elec. & Gas Rev.,
Rfdg., Ser. A	Aa1	5.00	2/01/18	3,000		3,211,890
Texas Mun. Pwr. Agcy. Rev.,
M.B.I.A., E.T.M.	Aaa	Zero	9/01/15	50		32,450

						59,358,306

Utah
Tooele Cnty. Poll. Ctrl. Rev.,
Rfdg. Laidlaw Environ., Ser.
A, A.M.T.	NR	7.55	7/01/27	3,718	(c)(e)	9,296

Virginia 3.7%
Chesterfield Cnty. Ind. Dev.
Auth. Poll. Ctrl. Rev.,
Virginia Elec. & Pwr., Ser. A	A3	5.875	6/01/17	2,000		2,219,900

Dryden Municipal Bond Fund     High Income Series

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value
Gloucester Cnty. Ind. Dev.
Auth. Solid Wste. Disp. Rev.,
Wste. Mgmt. Svcs., Ser. A
Rmkt. 5/3/04, A.M.T.	BBB(b)	5.125	9/01/38	2,700		2,843,883
Norfolk Redev. & Hsg. Auth.,
Multi-Fam. Rental Hsg. Facs.
Rev., A.M.T.	NR	8.00	9/01/26	5,775	(e)	5,857,063
Pocahontas Pkwy. Assoc. Toll
Rd. Rev., C.A.B.S.,
Ser. B	Ba2	Zero	8/15/16	7,000		3,538,710
Ser. C	B1	Zero	8/15/25	5,000		1,045,800
Ser. C	B1	Zero	8/15/32	6,200		788,516
Ser. C	B1	Zero	8/15/33	6,200		731,662
Ser. C	B1	Zero	8/15/34	6,200		678,838
Ser. C	B1	Zero	8/15/35	5,800		589,222
Roanoke Cnty. Ind. Dev. Auth.
Residential Care Fac. Rev.,
Ser. A	NR	4.40	7/01/08	4,000		4,023,200
Sussex Cnty. Ind. Dev. Auth.
Solid Wste. Disp. Rev.,
Atlantic Wste., Ser. A, Rmkt.
5/3/04, A.M.T.	BBB(b)	5.125	6/01/28	1,600		1,685,264

						24,002,058

Washington 2.4%
Bellevue Conv. Ctr. Auth.,
King City, Oblig. Rev.,
M.B.I.A.	Aaa	Zero	2/01/10	870		735,150
Energy Northwest Elec. Rev.,
Columbia Generating, Ser. B,
A.M.B.A.C.	Aaa	6.00	7/01/18	5,050		5,857,545
Proj. No. 1, Ser. B, M.B.I.A.	Aaa	6.00	7/01/17	4,300		4,987,613
Port Seattle Spec. Facs. Rev.,
Northwest Airlines Proj.,
A.M.T.	NR	7.125	4/01/20	600		568,836
Tobacco Settlement Auth.
Tobacco Settlement Rev., Asset
Bkd.	Baa3	6.50	6/01/26	2,625		2,670,413
Washington St. Pub. Pwr. Sup.
Sys. Rev., Nuclear Proj. No.1,
Ser. B, E.T.M.	Aaa	7.25	7/01/09	760		852,226

						15,671,783

West Virginia 1.3%
West Virginia St. Hosp. Fin.
Auth. Hosp. Rev., Oak Hill
Hosp., Ser. B	A2	6.75	9/01/30	7,000	(e)	8,367,380

Wisconsin 1.8%
Badger Tobacco Asset Secur.
Corp., Asset Bkd	Baa3	6.125	6/01/27	2,975		2,984,282
Oconto Falls Cmnty. Dev. Auth.
Dev. Rev., A.M.T.	NR	8.125	12/01/22	1,395	(e)	1,067,287
Oconto Falls Tissue, Inc.
Proj., A.M.T.	NR	7.75	12/01/22	7,800	(e)	5,792,280

Dryden Municipal Bond Fund     High Income Series

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value
Wisconsin Hlth. & Edl. Facs.
Auth. Rev., Eastcastle Place,
Inc. Proj.	NR	6.125	12/01/34	1,000		985,610
Wisconsin St. Hlth. & Edl.
Fac. Auth. Rev., Beaver Dam
Cmnty. Hosp. Inc., Ser. A	NR	6.75	8/15/34	1,250		1,269,600

						12,099,059
Trust Territories 0.5%
Northern Mariana Islands
Comnwlth., Ser. A, G.O.	Ba3	6.75	10/01/33	3,000		3,104,550

Total long-term investments (cost $ 623,975,336)						628,525,399

SHORT-TERM INVESTMENTS 2.9%

Delaware 0.2%
Delaware St. Econ. Dev. Auth.
Rev., Delmarva Pwr. & Lt. Co.
Proj., A.M.T., F.R.D.D.	VMIG2	2.17	2/01/05	1,600	(g)	1,600,000

Louisiana 0.3%
West Baton Rouge Parish Ind.
Dist. No. 3 Rev.,
Dow Chemical Co. Proj.,
A.M.T., F.R.D.D.	P-2	2.09	2/01/05	2,000	(g)	2,000,000
Dow Chemical Co. Proj., Ser.
A, A.M.T., F.R.D.D.	P-2	2.09	2/01/05	300	(g)	300,000

						2,300,000

Montana 0.2%
Anaconda Deer Lodge Cnty.
Mount Environ. Facs. Rev.,
Arco-Anaconda Smelter, A.M.T.,
F.R.D.D.	VMIG1	1.99	2/01/05	1,000	(g)	1,000,000

Ohio 0.1%
Ohio St. Solid Wste. Rev., BP
Exploration & Oil Proj.,
A.M.T., F.R.D.D.	VMIG1	1.99	2/01/05	500	(g)	500,000

Virginia 2.1%
King George Cnty. Ind. Dev.
Auth. Exempt Fac. Rev.,
Birchwood Pwr. Partners Proj.
A.M.T., F.R.D.D.	A-1(b)	2.03	2/01/05	5,400	(g)	5,400,000
Birchwood Pwr. Partners Proj.
A.M.T., F.R.D.D.	A-1(b)	2.03	2/01/05	1,100	(g)	1,100,000
Ser. A, A.M.T., F.R.D.D.	A-1(b)	2.03	2/01/05	7,100	(g)	7,100,000

						13,600,000

Dryden Municipal Bond Fund     High Income Series

Schedule of Investments as of January 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
Total short-term investments (cost $ 19,000,000)					19,000,000

Total Investments 99.1% (cost $ 642,975,336(h))					647,525,399
Variation margin on open futures contract, net (i)					(10,388)
Other assets in excess of liabilities 0.9%					5,818,001

Net Assets 100.0%					$653,333,012

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C. – American Municipal Bond Assurance Corporation.

A.M.T. – Alternative Minimum Tax.

C.A.B.S. – Capital Appreciation Bonds.

C.O.P. – Certificates of Participation.

E.T.M. – Escrowed to Maturity.

F.G.I.C. – Financial Guaranty Insurance Company.

F.H.L.M.C. – Federal Home Loan Mortgage Corporation.

F.N.M.A. – Federal National Mortgage Association.

F.R.D.D. – Floating Rate Daily Demand Note (g).

F.S.A. – Financial Security Assurance.

G.N.M.A. – Government National Mortgage Association.

G.O. – General Obligation.

LLC – Limited Liability Company.

M.B.I.A. – Municipal Bond Insurance Corporation.

R.I.B.S. – Residential Interest Bonds.

R.I.T.E.S – Residual Interest Tax Exempt Securities Receipts.

S.A.V.R.S. – Select Auction Variable Rate Securities.

(b)	Standard & Poor’s rating.

(c)	Represents issuer in default of interest payments; non-income producing security.

(d)	Prerefunded issues are secured by escrowed cash and/or direct U.S. government guaranteed obligations.

(e)	All or partial principal amount segregated as initial margin on financial futures contracts.

(f)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at period end.

(g)	The maturity date shown is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

(h)	The United States federal income tax basis of the Series’ investments and the unrealized appreciation as of January 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$642,975,336	$37,620,647	$33,070,584	$4,550,063

(i)	Open futures contracts as of January 31, 2005 were as follows:

Number of Contracts	Type	Expiration Date	Value at January 31, 2005	Value at Trade Date	Unrealized (Depreciation)
	Short Positions:
89	U.S. Treasury 10 Yr. Notes	Mar. 05	$9,991,641	$9,965,485	$(26,156)
48	U.S. Treasury Bonds	Mar. 05	5,512,500	5,494,942	(17,558)

					$(43,714)

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Dryden Municipal Bond Fund

By (Signature and Title)*     /s/Deborah A. Docs

Deborah A. Docs

Secretary of the Fund

Date     March 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/Judy A. Rice

Judy A. Rice

President and Principal Executive Officer

Date     March 23, 2005

By (Signature and Title)*     /s/Grace C. Torres

Grace C. Torres

Treasurer and Principal Financial Officer

Date     March 23, 2005

* Print the name and title of each signing officer under his or her signature.